SUBSEQUENT EVENT (Details) - $ / shares	Feb. 04, 2021	Aug. 05, 2020	Feb. 04, 2020
Subsequent Event [Line Items]
Dividends Payable, Date to be Paid		Sep. 01, 2020	Mar. 04, 2020
Dividends Payable, Date of Record		Aug. 17, 2020	Feb. 18, 2020
Subsequent Event [Member]
Subsequent Event [Line Items]
Dividends Payable, Date Declared	Feb. 04, 2021
Dividends Payable, Date to be Paid	Mar. 04, 2021
Dividends Payable, Date of Record	Feb. 18, 2021
Dividends Payable, Amount Per Share	$ 0.16